17. Financial Instruments and Financial Risk Management (Details 2) - AUD ($)	12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2015
Financial Assets:
Cash and cash equivalents	$ 195,601	$ 387,840	$ 1,400,538	$ 3,150,776
Loans and receivables	0	6,134
Financial assets	195,601	393,974
Current liabilities	$ 204,605	$ 204,957
Cash and Cash Equivalents
Financial Assets:
Weighted average interest rate	1.02%	1.28%
Loans and Receivables
Financial Assets:
Weighted average interest rate	0.00%	0.00%